Income tax and social contribution (restated) (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax and social contribution (restated)
Share-based compensation plan	R$ 0	R$ 0	R$ (147)
Total taxes recognized in equity	0	0	(147)
Deferred	0	0	(147)
Total	R$ 0	R$ 0	R$ (147)